Mineral Properties (Details) - Schedule of mineral properties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	$ 136,079,578	$ 6,608,060
Exploration costs:
Drilling	2,109,835
Maintenance and lease fees		2,184,163
Personnel	521,662
Resource review		173,087
Impairment charged		(78,456)
Divestment:
Divest - Mineral interest	(28,485)	(195,514)
Assets held for sale	(728,882)	(1,741,064)
Balance	145,219,086	136,079,578
Project Development costs:
Construction of wellfields	1,670,151
Asset acquisition (Note 10)		129,129,302
Exploration Cost [Member]
Exploration costs:
Drilling	197,422
Maintenance and lease fees	3,543,418
Permitting & Licensing	840,232
Personnel	821,666
Recoveries	(22,000)
Resource review	214,489
Arizona [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	900,719	771,388
Exploration costs:
Drilling
Maintenance and lease fees		86,364
Personnel
Resource review		42,967
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale	(358,969)
Balance	775,754	900,719
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)
Arizona [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees	111,004
Permitting & Licensing
Personnel	4,500
Recoveries
Resource review	118,500
Colorado [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	619,902
Exploration costs:
Drilling
Maintenance and lease fees
Personnel
Resource review
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale
Balance	578,243	619,902
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)		619,902
Colorado [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees
Permitting & Licensing	(30,280)
Personnel	8,621
Recoveries	(20,000)
Resource review
New Mexico [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	4,395,822	5,477,162
Exploration costs:
Drilling
Maintenance and lease fees		529,604
Personnel
Resource review		130,120
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale		(1,741,064)
Balance	4,905,348	4,395,822
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)
New Mexico [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees	472,401
Permitting & Licensing
Personnel
Recoveries
Resource review	37,125
South Dakota [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	85,667,919
Exploration costs:
Drilling
Maintenance and lease fees
Personnel
Resource review
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale
Balance	86,220,848	85,667,919
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)		85,667,919
South Dakota [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees
Permitting & Licensing	251,863
Personnel	301,066
Recoveries
Resource review
Texas [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	1,455,206
Exploration costs:
Drilling	2,109,835
Maintenance and lease fees		1,455,206
Personnel	521,662
Resource review
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale
Balance	9,144,069	1,455,206
Project Development costs:
Construction of wellfields	1,670,151
Asset acquisition (Note 10)
Texas [Member] | Exploration Cost [Member]
Exploration costs:
Drilling	197,422
Maintenance and lease fees	2,523,123
Permitting & Licensing	339,225
Personnel	280,341
Recoveries
Resource review	47,104
Utah [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	1,804,283	300,460
Exploration costs:
Drilling
Maintenance and lease fees		22,663
Personnel
Resource review
Impairment charged
Divestment:
Divest - Mineral interest	(28,485)	(195,514)
Assets held for sale
Balance	1,840,362	1,804,283
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)		1,676,674
Utah [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees	39,566
Permitting & Licensing	5,698
Personnel	19,620
Recoveries	(2,000)
Resource review	1,680
Wyoming [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020	41,235,727	59,050
Exploration costs:
Drilling
Maintenance and lease fees		11,870
Personnel
Resource review
Impairment charged
Divestment:
Divest - Mineral interest
Assets held for sale	(369,913)
Balance	41,754,462	41,235,727
Project Development costs:
Construction of wellfields
Asset acquisition (Note 10)		41,164,807
Wyoming [Member] | Exploration Cost [Member]
Exploration costs:
Drilling
Maintenance and lease fees	397,324
Permitting & Licensing	273,726
Personnel	207,518
Recoveries
Resource review	10,080
Canada [Member]
Mineral Properties (Details) - Schedule of mineral properties [Line Items]
Balance, December 31, 2020
Exploration costs:
Maintenance and lease fees		78,456
Impairment charged		(78,456)
Divestment:
Balance